SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total	$ 909,719	$ 2,915,303	$ 3,817,605	$ 6,513,572	$ 9,234,079	$ 8,021,823
Sales Of Liquor [Member]
Product Information [Line Items]
Total	664,492	1,582,829	2,447,164	3,416,775	3,875,500	3,098,070
Sales Of Water [Member]
Product Information [Line Items]
Total	160,260	1,005,738	793,462	2,343,830	3,743,146	3,653,171
Sales Of Water Purifier [Member]
Product Information [Line Items]
Total	62,016	245,581	429,853	641,129	1,197,942	673,536
Others [Member]
Product Information [Line Items]
Total	$ 22,951	$ 81,155	$ 147,126	$ 111,838	$ 417,491	$ 597,046